Goodwill and Intangible Assets (Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Intangible Assets by Major Class [Line Items]
Gross carrying amount		¥ 128,826	¥ 129,793
Gross carrying amount		9,199	9,061
Net carrying amount		9,199	9,061
Gross carrying amount		138,025	138,854
Accumulated amortization		53,578	44,707
Net carrying amount		75,248	85,086
Net carrying amount		84,447	94,147
Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	[1]	126,979	126,979
Accumulated amortization	[1]	52,237	42,517
Net carrying amount	[1]	74,742	84,462
Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount		1,847	2,814
Accumulated amortization		1,341	2,190
Net carrying amount		¥ 506	¥ 624

[1]	Customer relationships were acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016, see Note 3 "Business combination" for further details of the integration among asset management companies. See Note 1 "Basis of presentation and summary of significant accounting policies" for further information.